Financial risk management (Schedule of Currency Risks) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($)
Mexican Peso [Member] | Foreign Exchange Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income				$ 26,000
Currency risk [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss	$ 1,277
Approximate impact of exchange rate fluctuations on other comprehensive loss	$ (122)
Foreign exchange rates | $ / shares	1.27		1.27
Currency risk [Member] | Canadian Dollar [Member] | Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income	$ 88
Currency risk [Member] | Canadian Dollar [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income	2,175
Currency risk [Member] | Canadian Dollar [Member] | Trade and Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income	$ 30
Currency risk [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss		$ 1,095
Approximate impact of exchange rate fluctuations on other comprehensive loss		$ 4
Foreign exchange rates | $ / shares	20.58		20.58
Currency risk [Member] | Mexican Peso [Member] | Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income			$ 502
Currency risk [Member] | Mexican Peso [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income			5,150
Currency risk [Member] | Mexican Peso [Member] | Trade and Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income			$ 3,425